Financial instruments (Schedule of significant unobservable inputs used in fair value measurement of assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	$ 2,736	$ 1,712
Investments at FVTPL	15,669	11,287
Financial assets measured at fair value	18,405	12,999
Embedded derivatives		9,074
Non-hedge derivatives	15,312	10,295
Gold prepayment liability	137,031	0
Other financial liabilities	41,912	21,338
Senior unsecured notes	1,277,124	1,050,126
Financial liabilities measured at fair value	1,471,379	1,090,833
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	15,669	11,287
Financial assets measured at fair value	15,669	11,287
Embedded derivatives		0
Non-hedge derivatives	0	0
Gold prepayment liability	0
Other financial liabilities	0	0
Senior unsecured notes	1,277,124	1,050,126
Financial liabilities measured at fair value	1,277,124	1,050,126
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	2,736	1,712
Investments at FVTPL	0	0
Financial assets measured at fair value	2,736	1,712
Embedded derivatives		9,074
Non-hedge derivatives	15,312	10,295
Gold prepayment liability	137,031
Other financial liabilities	0	0
Senior unsecured notes	0	0
Financial liabilities measured at fair value	152,343	19,369
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	0	0
Financial assets measured at fair value	0	0
Embedded derivatives		0
Non-hedge derivatives	0	0
Gold prepayment liability	0
Other financial liabilities	41,912	21,338
Senior unsecured notes	0	0
Financial liabilities measured at fair value	$ 41,912	$ 21,338